Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Met/Templeton International Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Met/Templeton International Bond Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income with capital appreciation and growth of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Franklin Advisers, Inc. ("Franklin Advisers" or "Subadviser"), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio's net assets in "bonds." Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Portfolio invests predominantly in bonds, including inflation-indexed securities issued by governments and government agencies located around the world. In addition, the Portfolio's assets will be invested in issuers located in at least three countries (including the U.S.). The Portfolio's investments in U.S. issuers will not exceed 20% of its net assets.

Although the Portfolio may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc., or, if unrated, determined by Franklin Advisers to be of comparable quality. The Portfolio may invest up to 25% of its total assets in bonds that are rated below investment grade (or unrated but determined to be of comparable quality). Such securities are sometimes referred to as "junk bonds." The Portfolio may invest a significant portion (generally about 25-50%) of its total assets in developing or emerging markets.

The Portfolio may invest in debt securities of any maturity, and the average maturity or duration of debt securities in the Portfolio's portfolio will fluctuate depending on Franklin Advisers' outlook on changing market, economic, and political conditions.

For purposes of pursuing its investment objective, the Portfolio regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, and currency and currency index futures contracts. The use of derivative currency transactions may allow the Portfolio to obtain net long or net negative (short) exposure to selected currencies. The Portfolio may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures), swap agreements (which may include interest rate and credit default swaps), and options on such contracts. The use of these derivative transactions may allow the Portfolio to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. The Portfolio may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Portfolio returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, interest rates and other market factors. The Portfolio may buy and sell futures contracts that trade on U.S. and foreign exchanges. Franklin Advisers considers various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy.

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

		Franklin Advisers allocates the Portfolio's assets based upon its assessment of changing market, political and economic conditions. Franklin Advisers considers various factors, including evaluation of interest and currency exchange rate changes and credit risks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in "Principal Risks of Investing in the Portfolio" in the Prospectus, any of which could cause the Portfolio's return, the price of the Portfolio's shares or the Portfolio's yield to fluctuate.

Market Risk.    The Portfolio's share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Interest Rate Risk.    The value of the Portfolio's investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security's maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio's investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio's shares and reduce the liquidity of the Portfolio's debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio's investments may be adversely affected if a security's credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or "junk" bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Non-Diversification Risk.    To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Short Sale and Short Position Risk.    The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio's losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser's skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

		Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or "hedge" or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio's exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio's volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class A Shares as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	3rd – 2010	7.79%
Lowest Quarter	3rd – 2011	-7.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2015
Met/Templeton International Bond Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	234
5 Years	rr_ExpenseExampleYear05	407
10 Years	rr_ExpenseExampleYear10	$ 909
2010	rr_AnnualReturn2010	13.73%
2011	rr_AnnualReturn2011	(0.06%)
2012	rr_AnnualReturn2012	14.64%
2013	rr_AnnualReturn2013	1.27%
2014	rr_AnnualReturn2014	1.41%
2015	rr_AnnualReturn2015	(3.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.19%)
1 Year	rr_AverageAnnualReturnYear01	(3.95%)
5 Years	rr_AverageAnnualReturnYear05	2.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Met/Templeton International Bond Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	544
10 Years	rr_ExpenseExampleYear10	$ 1,206
1 Year	rr_AverageAnnualReturnYear01	(4.16%)
5 Years	rr_AverageAnnualReturnYear05	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Met/Templeton International Bond Portfolio | Citigroup World Government Bond Index (“WGBI”) ex-U.S. (reflects no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(1.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%